Revenue - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jun. 12, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 11, 2025	Dec. 31, 2024	Dec. 31, 2023
Capitalized Contract Cost [Line Items]
FLNG lease and operate agreement, term			20 years
Assets under development		$ 874,408	$ 874,408			$ 2,261,197	$ 1,562,828
Lease and operate agreement, net pre-commissioning contractual cash flows, current liabilities	$ 86,100	0	0		$ 123,100	23,842
Net investment in sales-type lease as of June 30, 2025	$ 1,767,500	$ 1,765,742	1,765,742
Derecognition gain, assets under development			29,981	$ 0
FLNG Gimi
Capitalized Contract Cost [Line Items]
FLNG lease and operate agreement, term	20 years	20 years
Assets under development	$ 1,823,700	$ 0	0			$ 1,762,632	$ 1,562,828
Derecognition gain, assets under development			$ 30,000